Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net Loss	$ (9,422)	$ (13,818)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	127	135
Share-based compensation	1,233	3,310
Warrants to service providers	43	209
Revaluation of warrants	(10)	(280)
Revaluation of convertible bonds	(698)	27
Finance income	(1,405)	(207)
Change in operating assets and liabilities:
Decrease in trade receivable	60	93
Decrease (increase) in prepaid expenses and other receivables	(106)	1,070
Operating lease ROU assets and liabilities, net	(19)	54
Increase (decrease) in trade payables	(422)	(70)
Increase in employees and payroll accruals	2,600	(3)
Increase in Derivative Liabilities	540	1,712
Increase (decrease) in accrued expenses and other payables	(1,158)	1,546
Net cash used in operating activities	(8,637)	(6,222)
Cash flows from investing activities:
Change in bank deposits	(4,050)	(53,180)
Purchase of property and equipment		(25)
Net cash provided by (used in) investing activities	(4,050)	(53,205)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	17,081	30,758
Issuance costs related to convertible bonds		21,696
Proceeds from exercise of warrants		493
Proceeds from exercise of options	47	438
Redemption of convertible notes upon voluntary conversion	(233)
Net cash provided by financing activities	16,895	53,385
Increase (decrease) in cash, cash equivalents and restricted cash	4,208	(6,042)
Effect of exchange rate fluctuations on cash and cash equivalent	29	(542)
Cash, cash equivalents and restricted cash at the beginning of period	4,308	13,768
Cash, cash equivalents and restricted cash at the end of period	$ 8,545	$ 7,184